UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Emerging Markets Fund, Inc.

Class K Shares | MKDCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Geographic allocation

SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
10.1%
Tencent Holdings Ltd...
8.1
Alibaba Group Holding Ltd...
3.6
Sany Heavy Industry Co. Ltd., Class A...
3.1
SK hynix, Inc...
2.7
XP, Inc., Class A...
2.6
Samsung Electronics Co. Ltd...
2.6
Wiwynn Corp...
2.5
Accton Technology Corp...
2.1
Grupo Financiero Banorte SAB de CV, Class O...
2.1
Country/Geographic Region	Percent of Net Assets
China...
26.5%
Taiwan...
17.9
India...
13.7
South Korea...
8.8
Brazil...
4.2
Mexico...
4.0
Canada...
3.0
Poland...
2.3
Hong Kong...
2.2
Hungary...
2.0
OtherFootnote Reference(b)...
7.9
Short-Term Securities...
7.8
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Class K Shares | MKDCX

Semi-Annual Shareholder Report — October 31, 2025

MKDCX-10/25-SAR

BlackRock Emerging Markets Fund, Inc.

Institutional Shares | MADCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Geographic allocation

SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
10.1%
Tencent Holdings Ltd...
8.1
Alibaba Group Holding Ltd...
3.6
Sany Heavy Industry Co. Ltd., Class A...
3.1
SK hynix, Inc...
2.7
XP, Inc., Class A...
2.6
Samsung Electronics Co. Ltd...
2.6
Wiwynn Corp...
2.5
Accton Technology Corp...
2.1
Grupo Financiero Banorte SAB de CV, Class O...
2.1
Country/Geographic Region	Percent of Net Assets
China...
26.5%
Taiwan...
17.9
India...
13.7
South Korea...
8.8
Brazil...
4.2
Mexico...
4.0
Canada...
3.0
Poland...
2.3
Hong Kong...
2.2
Hungary...
2.0
OtherFootnote Reference(b)...
7.9
Short-Term Securities...
7.8
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Institutional Shares | MADCX

Semi-Annual Shareholder Report — October 31, 2025

MADCX-10/25-SAR

BlackRock Emerging Markets Fund, Inc.

Investor A Shares | MDDCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Geographic allocation

SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
10.1%
Tencent Holdings Ltd...
8.1
Alibaba Group Holding Ltd...
3.6
Sany Heavy Industry Co. Ltd., Class A...
3.1
SK hynix, Inc...
2.7
XP, Inc., Class A...
2.6
Samsung Electronics Co. Ltd...
2.6
Wiwynn Corp...
2.5
Accton Technology Corp...
2.1
Grupo Financiero Banorte SAB de CV, Class O...
2.1
Country/Geographic Region	Percent of Net Assets
China...
26.5%
Taiwan...
17.9
India...
13.7
South Korea...
8.8
Brazil...
4.2
Mexico...
4.0
Canada...
3.0
Poland...
2.3
Hong Kong...
2.2
Hungary...
2.0
OtherFootnote Reference(b)...
7.9
Short-Term Securities...
7.8
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Investor A Shares | MDDCX

Semi-Annual Shareholder Report — October 31, 2025

MDDCX-10/25-SAR

BlackRock Emerging Markets Fund, Inc.

Investor C Shares | MCDCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Geographic allocation

SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
10.1%
Tencent Holdings Ltd...
8.1
Alibaba Group Holding Ltd...
3.6
Sany Heavy Industry Co. Ltd., Class A...
3.1
SK hynix, Inc...
2.7
XP, Inc., Class A...
2.6
Samsung Electronics Co. Ltd...
2.6
Wiwynn Corp...
2.5
Accton Technology Corp...
2.1
Grupo Financiero Banorte SAB de CV, Class O...
2.1
Country/Geographic Region	Percent of Net Assets
China...
26.5%
Taiwan...
17.9
India...
13.7
South Korea...
8.8
Brazil...
4.2
Mexico...
4.0
Canada...
3.0
Poland...
2.3
Hong Kong...
2.2
Hungary...
2.0
OtherFootnote Reference(b)...
7.9
Short-Term Securities...
7.8
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Investor C Shares | MCDCX

Semi-Annual Shareholder Report — October 31, 2025

MCDCX-10/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Emerging Markets Fund, Inc.
BlackRock Unconstrained Equity Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Emerging Markets Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 4.2%
Lojas Renner SA .............. 11,687,279 $ 32,151,178
XP, Inc. , Class A .............. 2,946,677 53,688,455
85,839,633
Canada — 3.0%
Kinross Gold Corp.
(a)
........... 1,294,907 30,093,639
Pan American Silver Corp. ........ 902,614 31,781,039
61,874,678
China — 26.5%
Alibaba Group Holding Ltd. ....... 2,018,400 42,949,027
Alibaba Group Holding Ltd. , ADR
(a)
.. 183,874 31,337,646
BOC Hong Kong Holdings Ltd. ..... 3,275,500 16,094,889
China Life Insurance Co. Ltd. , Class H 8,121,000 25,609,518
China Merchants Bank Co. Ltd. , Class
A ...................... 761,527 4,374,137
China Merchants Bank Co. Ltd. , Class
H ...................... 1,166,000 7,309,113
China Resources Land Ltd. ....... 5,354,000 19,343,670
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 768,000 41,930,332
Contemporary Amperex Technology
Co. Ltd. , Class H
(a)
........... 102,100 7,306,485
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 499,100 19,613,568
Kuaishou Technology
(b) (c)
......... 2,775,000 25,764,029
Meituan , Class B
(b) (c) (d)
........... 681,400 8,969,101
Midea Group Co. Ltd. , Class A ..... 1,649,100 17,689,092
Sany Heavy Industry Co. Ltd. , Class A 15,439,551 47,977,275
Sany Heavy Industry Co. Ltd. , Class
H , (Acquired 10/24/25 , cost
$ 13,626,836 )
(d) (e)
............ 4,921,000 14,806,285
Tencent Holdings Ltd. ........... 2,044,500 166,070,161
Xiaomi Corp. , Class B
(b) (c) (d)
....... 1,070,200 5,937,376
Zijin Mining Group Co. Ltd. , Class A . 1,267,300 5,414,627
Zijin Mining Group Co. Ltd. , Class H . 8,172,000 33,807,686
542,304,017
Greece — 0.4%
Alpha Bank SA ............... 2,299,771 9,015,589
Hong Kong — 2.2%
Futu Holdings Ltd. , ADR ......... 209,360 41,671,014
Zijin Gold International Co. Ltd.
(d)
... 218,200 3,689,762
45,360,776
Hungary — 2.0%
OTP Bank Nyrt. ............... 438,031 41,812,436
India — 13.7%
Amber Enterprises India Ltd.
(d)
..... 147,345 13,324,336
Apollo Hospitals Enterprise Ltd. .... 468,717 40,563,590
Bajaj Finance Ltd. ............. 1,056,127 12,403,799
Bharti Airtel Ltd. ............... 696,422 16,126,478
CG Power & Industrial Solutions Ltd. . 1,170,789 9,707,130
Eicher Motors Ltd. ............. 236,497 18,650,735
HDFC Bank Ltd. .............. 2,706,814 30,096,656
ICICI Bank Ltd. ............... 2,207,206 33,444,988
Lodha Developers Ltd.
(b) (c)
........ 547,918 7,401,421
Mahindra & Mahindra Ltd. ........ 758,630 29,789,944
Reliance Industries Ltd. ......... 1,214,450 20,321,207
Tata Consultancy Services Ltd. .... 74,214 2,554,202
UltraTech Cement Ltd. .......... 165,937 22,313,633
Varun Beverages Ltd. ........... 3,431,490 18,133,337
Security
Shares
Shares Value
India (continued)
Vishal Mega Mart Ltd.
(d)
.......... 4,098,818 $ 6,671,832
281,503,288
Indonesia — 1.5%
Astra International Tbk. PT ....... 31,516,500 11,653,651
Bank Mandiri Persero Tbk. PT ..... 66,793,800 18,923,596
30,577,247
Mexico — 4.0%
BBB Foods, Inc. , Class A
(a) (d)
...... 425,624 11,628,048
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 1,031,177 12,707,036
Grupo Aeroportuario del Pacifico SAB
de CV , Class B ............. 268,395 5,594,711
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 41,707 8,688,402
Grupo Financiero Banorte SAB de CV ,
Class O .................. 4,572,908 43,037,541
81,655,738
Philippines — 0.4%
BDO Unibank, Inc. ............. 3,902,363 8,852,429
Poland — 2.3%
Bank Polska Kasa Opieki SA ...... 357,917 18,325,989
Powszechny Zaklad Ubezpieczen SA 1,564,695 25,018,177
Zabka Group SA
(d)
............. 605,196 3,516,047
46,860,213
Republic of Turkiye — 1.8%
Akbank TAS ................. 13,060,250 18,857,515
Eldorado Gold Corp.
(d)
.......... 289,457 7,419,329
Eldorado Gold Corp.
(a) (d)
......... 397,316 10,187,182
36,464,026
Russia — 0.0%
(d)(f)
Gazprom PJSC ............... 8,520,027 1,054
LUKOIL PJSC ................ 1,370,026 170
Novatek PJSC ................ 295,922 37
Sberbank of Russia PJSC ........ 6,788,060 840
T-Tekhnologii MKPAO , GDR
(c)
..... 25,066 3
2,104
Saudi Arabia — 0.4%
Al Rajhi Bank ................ 214,012 6,048,862
Rabigh Refining & Petrochemical Co.
(d)
751,504 1,799,287
7,848,149
Singapore — 0.4%
Sea Ltd. , ADR, Class A
(d)
......... 58,233 9,098,906
South Africa — 1.2%
Capitec Bank Holdings Ltd. ....... 77,966 17,249,785
Pepkor Holdings Ltd.
(b) (c)
......... 4,361,129 6,649,504
23,899,289
South Korea — 8.8%
HD Hyundai Electric Co. Ltd. ...... 31,514 19,146,219
NAVER Corp. ................ 44,610 8,360,635
Samsung Electronics Co. Ltd. ..... 712,219 53,613,154
Sanil Electric Co. Ltd. ........... 51,081 5,590,661
SK hynix, Inc. ................ 142,146 55,308,085
SK Square Co. Ltd.
(d)
........... 210,570 38,221,767
180,240,521
Taiwan — 17.9%
Accton Technology Corp. ........ 1,240,000 43,123,120
Alchip Technologies Ltd. ......... 382,000 43,035,713
Elite Material Co. Ltd. ........... 523,000 22,978,372

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets Fund, Inc.
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,261,000 $ 206,060,621
Wiwynn Corp. ................ 368,000 51,895,224
367,093,050
Thailand — 0.3%
Krungthai Card PCL , NVDR ....... 6,257,900 5,518,442
United Arab Emirates — 1.5%
Aldar Properties PJSC .......... 6,614,547 16,206,423
Emaar Properties PJSC ......... 3,557,913 13,767,857
29,974,280
Total Long-Term Investments — 92.5%
(Cost: $ 1,475,383,592 ) ........................... 1,895,794,811
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.8%
(g)(h)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 4.27%
(i)
..... 13,848,206 $ 13,855,131
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94% ...... 145,819,923 145,819,923
Total Short-Term Securities — 7 .8%
(Cost: $ 159,674,633 ) ............................. 159,675,054
Total Investments — 100.3%
(Cost: $ 1,635,058,225 ) ........................... 2,055,469,865
Liabilities in Excess of Other Assets — (0.3) % ............ (6,947,436)
Net Assets — 100.0% .............................. $ 2,048,522,429
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,806,285, representing 0.72% of its net assets as of period end, and an original cost of $13,626,836.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,031,498 $ 11,825,810
(a)
$ — $ (2,585) $ 408 $ 13,855,131 13,848,206 $ 356,580
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 300,161,444 — (154,341,524)
(a)
3 — 145,819,923 145,819,923 2,413,649 —
$ (2,582) $ 408 $ 159,675,054 $ 2,770,229 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 583 12/19/25 $ 41,032 $ (38,821)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. JPMorgan Chase Bank NA USD 9,549,219 02/11/26 0.40% 1D OBFR01 Monthly $ 282,574
FPT Corp. ................ HSBC Bank plc 11,113,869 02/10/28 0.90% 1D OBFR01 Monthly 1,118,434
Hong Kong Exchanges & Clearing
Ltd. ................... JPMorgan Chase Bank NA 32,008,506 02/10/26 0.55% 1D OBFR01 Monthly (1,497,784)
Hongfa Technology Co. Ltd. ..... HSBC Bank plc 13,354,411 02/10/28 (0.22)% 1D OBFR01 Monthly 761,362
NAURA Technology Group Co. Ltd. HSBC Bank plc 9,938,712 02/10/28 (0.22)% 1D OBFR01 Monthly (1,094,010)
Sany Heavy Industry Co. Ltd. .... HSBC Bank plc 11,174,404 02/10/28 (0.22)% 1D OBFR01 Monthly (514,066)
Zijin Mining Group Co. Ltd. ..... HSBC Bank plc 20,462,827 02/10/28 (0.22)% 1D OBFR01 Monthly (1,198,239)
Total long positions of equity swaps (2,141,729)
Net dividends and financing fees 267,732
Total equity swap contracts including dividends and financing fees $ (1,873,997)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 2,430,102 $ (4,304,099)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 2,430,102 $ — $ — $ — $ 2,430,102
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 38,821 $ — $ — $ — $ 38,821
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 4,304,099 — — — 4,304,099
$ — $ — $ 4,342,920 $ — $ — $ — $ 4,342,920
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets Fund, Inc.
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 18,414,983 $ — $ — $ — $ 18,414,983
Forward foreign currency exchange contracts .... — — — 1,118,665 — — 1,118,665
Swaps .............................. — — 35,751,953 — — — 35,751,953
$ — $ — $ 54,166,936 $ 1,118,665 $ — $ — $ 55,285,601
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (5,939,558) $ — $ — $ — $ (5,939,558)
Forward foreign currency exchange contracts .... — — — (2,682,110) — — (2,682,110)
Swaps .............................. — — (23,435,369) — — — (23,435,369)
$ — $ — $ (29,374,927) $ (2,682,110) $ — $ — $ (32,057,037)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 41,907,403
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... —
(a)
Average amounts sold — in USD ........................................................................................ —
(a)
Equity swaps:
Average notional value — long .......................................................................................... 87,708,526
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 98,320
Swaps — OTC
(a)
..................................................................................... 2,162,370 4,304,099
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,162,370 $ 4,402,419
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (98,320)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,162,370 $ 4,304,099
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
HSBC Bank plc .................................. $ 1,879,796 $ (1,879,796) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 282,574 (282,574) — — —
$ 2,162,370 $ (2,162,370) $ — $ — $ —

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
HSBC Bank plc .................................. $ 2,806,315 $ (1,879,796) $ — $ — $ 926,519
JPMorgan Chase Bank NA .......................... 1,497,784 (282,574) — — 1,215,210
$ 4,304,099 $ (2,162,370) $ — $ — $ 2,141,729
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 85,839,633 $ — $ — $ 85,839,633
Canada ............................................. 61,874,678 — — 61,874,678
China ............................................... 46,143,931 496,160,086 — 542,304,017
Greece .............................................. — 9,015,589 — 9,015,589
Hong Kong ........................................... 45,360,776 — — 45,360,776
Hungary ............................................. — 41,812,436 — 41,812,436
India ............................................... — 281,503,288 — 281,503,288
Indonesia ............................................ — 30,577,247 — 30,577,247
Mexico .............................................. 81,655,738 — — 81,655,738
Philippines ........................................... 8,852,429 — — 8,852,429
Poland .............................................. — 46,860,213 — 46,860,213
Republic of Turkiye ...................................... 17,606,511 18,857,515 — 36,464,026
Russia .............................................. — — 2,104 2,104
Saudi Arabia .......................................... — 7,848,149 — 7,848,149
Singapore ............................................ 9,098,906 — — 9,098,906
South Africa ........................................... — 23,899,289 — 23,899,289
South Korea .......................................... — 180,240,521 — 180,240,521
Taiwan .............................................. — 367,093,050 — 367,093,050
Thailand ............................................. — 5,518,442 — 5,518,442
United Arab Emirates .................................... — 29,974,280 — 29,974,280
Short-Term Securities
Money Market Funds ...................................... 159,675,054 — — 159,675,054
$ 516,107,656 $ 1,539,360,105 $ 2,104 $ 2,055,469,865
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 2,430,102 $ — $ 2,430,102
Liabilities
Equity contracts ........................................... (38,821) (4,304,099) — (4,342,920)
$ (38,821) $ (1,873,997) $ — $ (1,912,818)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Unconstrained Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
France — 7.6%
Airbus SE ................... 197,340 $ 48,658,353
Thales SA ................... 98,184 27,997,454
76,655,807
Netherlands — 9.2%
Adyen NV
(a) (b) (c)
............... 20,756 35,565,083
ASML Holding NV ............. 53,408 56,468,798
92,033,881
United Kingdom — 4.6%
Rolls-Royce Holdings plc ........ 3,012,358 46,356,604
United States — 74.6%
Alphabet, Inc. , Class C .......... 190,794 53,769,565
Amazon.com, Inc.
(a)
............ 293,116 71,584,789
Broadcom, Inc. ............... 136,154 50,326,603
Cadence Design Systems, Inc.
(a)
... 139,152 47,129,391
Howmet Aerospace, Inc. ......... 245,388 50,537,659
Intuitive Surgical, Inc.
(a)
.......... 68,699 36,704,502
Masimo Corp.
(a) (d)
.............. 249,789 35,132,823
Mastercard, Inc. , Class A ......... 79,632 43,956,068
Meta Platforms, Inc. , Class A ...... 58,855 38,158,639
Microsoft Corp. ............... 167,253 86,605,276
Progressive Corp. (The) ......... 184,832 38,075,392
S&P Global, Inc. .............. 60,252 29,355,377
Trane Technologies plc .......... 110,308 49,489,684
Vertiv Holdings Co. , Class A ...... 377,805 72,863,472
Visa, Inc. , Class A ............. 134,053 45,677,219
749,366,459
Total Long-Term Investments — 96.0%
(Cost: $ 690,302,751 ) ............................. 964,412,751
Short-Term Securities
Money Market Funds — 3.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.27%
(g)
....... 3,651,494 3,653,320
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94% ...... 35,696,517 35,696,517
Total Short-Term Securities — 3 .9%
(Cost: $ 39,349,837 ) .............................. 39,349,837
Total Investments — 99.9%
(Cost: $ 729,652,588 ) ............................. 1,003,762,588
Other Assets Less Liabilities — 0.1% ................... 1,036,181
Net Assets — 100.0% .............................. $ 1,004,798,769
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Unconstrained Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,651,834
(a)
$ — $ 1,486 $ — $ 3,653,320 3,651,494 $ 2,362
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 42,101,662 — (6,405,145)
(a)
— — 35,696,517 35,696,517 375,768 —
$ 1,486 $ — $ 39,349,837 $ 378,130 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Unconstrained Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 114 12/19/25 $ 39,182 $ (147,924)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 147,924 $ — $ — $ — $ 147,924
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 3,782,808 $ — $ — $ — $ 3,782,808
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 574,664 $ — $ — $ — $ 574,664
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 28,009,460
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
France .............................................. $ — $ 76,655,807 $ — $ 76,655,807
Netherlands ........................................... — 92,033,881 — 92,033,881
United Kingdom ........................................ — 46,356,604 — 46,356,604
United States .......................................... 749,366,459 — — 749,366,459

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Unconstrained Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 39,349,837 $ — $ — $ 39,349,837
$ 788,716,296 $ 215,046,292 $ — $ 1,003,762,588
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (147,924) $ — $ — $ (147,924)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets Fund,
Inc.
BlackRock
Unconstrained
Equity Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,895,794,811 $ 964,412,751
Investments, at value — affiliated
(c)
........................................................................... 159,675,054 39,349,837
Cash .............................................................................................. 138,360 6,595
Cash pledged:
Futures contracts ..................................................................................... 1,361,000 2,453,000
Foreign currency, at value
(d)
................................................................................ 11,299,717 385,842
Receivables: – –
Investment s sold ..................................................................................... 8,579,774 2,892,625
Securities lending income — affiliated ....................................................................... 92,262 124
Swaps   ........................................................................................... 8,626,920 —
Tax reclaims ........................................................................................ 320,823 —
Dividends — unaffiliated ................................................................................ 1,169,694 402,960
Dividends — affiliated .................................................................................. 368,556 6,875
From the Manager .................................................................................... 205,620 44,807
Due from broker ...................................................................................... 4,030,182 —
Variation margin on futures contracts ........................................................................ — 105,450
Unrealized appreciation on: – –
OTC swaps ......................................................................................... 2,430,102 —
Prepaid e xpenses ...................................................................................... 25,646 98,478
Other assets .......................................................................................... — 133
Total a ssets ..........................................................................................
2,094,118,521 1,010,159,477
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. 6,330,000 —
Collateral on securities loaned .............................................................................. 13,857,295 3,653,320
Payables: – –
Investments purchased ................................................................................. 8,705,328 —
Accounting services fees ................................................................................ 410,782 153,536
Capital shares redeemed ................................................................................ 8,442,731 615,149
Custodian fees ....................................................................................... 985,419 —
Interest expense ..................................................................................... 192 —
Investment advisory fees ................................................................................ 1,369,151 681,180
Directors' and Officer's fees .............................................................................. 10,102 4,134
Other affiliate fees .................................................................................... 5,757 1,932
Professional fees ..................................................................................... 17,207 16,533
Service and distribution fees .............................................................................. 65,690 55,273
Transfer agent fees ................................................................................... 938,379 146,098
Other accrued expenses ................................................................................ 55,640 33,134
Variation margin on futures contracts ........................................................................ 98,320 419
Unrealized depreciation on: – –
OTC swaps ......................................................................................... 4,304,099 —
Total li abilities .........................................................................................
45,596,092 5,360,708
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 2,048,522,429 $ 1,004,798,769
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,477,147,026 $ 743,761,627
Accumulated earnings (loss) ............................................................................... (428,624,597) 261,037,142
NET ASSETS .........................................................................................
$ 2,048,522,429 $ 1,004,798,769
(a)
  Investments, at cost — unaffiliated ................................................................... $ 1,475,383,592 $ 690,302,751
(b)
  Securities loaned, at value ........................................................................ $ 13,202,073 $ 3,558,445
(c)
  Investments, at cost — affiliated ..................................................................... $ 159,674,633 $ 39,349,837
(d)
  Foreign currency, at cost ......................................................................... $ 11,313,021 $ 385,914

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets Fund,
Inc.
BlackRock
Unconstrained
Equity Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,557,499,413 $ 655,991,838
Shares outstanding ...................................................................................
52,023,259 40,768,348
Net asset value .....................................................................................
$ 29.94 $ 16.09
Shares authorized ...................................................................................
1.1 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor A
Net assets .........................................................................................
$ 276,786,872 $ 253,936,072
Shares outstanding ...................................................................................
9,639,117 15,931,236
Net asset value .....................................................................................
$ 28.71 $ 15.94
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor C
Net assets .........................................................................................
$ 6,405,735 $ 3,190,469
Shares outstanding ...................................................................................
271,409 202,923
Net asset value .....................................................................................
$ 23.60 $ 15.72
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class K
Net assets .........................................................................................
$ 207,830,409 $ 90,986,234
Shares outstanding ...................................................................................
6,939,464 5,647,341
Net asset value .....................................................................................
$ 29.95 $ 16.11
Shares authorized ...................................................................................
1.0 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class R
Net assets .........................................................................................
$ — $ 694,156
Shares outstanding ...................................................................................
— 43,146
Net asset value .....................................................................................
$ — $ 16.09
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.10

Statements of Operations
(unaudited)

Six Months Ended October 31, 2025

Statements of Operations
See notes to financial statements.
BlackRock
Emerging Markets
Fund, Inc.
BlackRock
Unconstrained
Equity Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 39,447,907 $ 2,577,392
Dividends — affiliated ............................................................................... 2,413,649 375,768
Interest — unaffiliated ............................................................................... — 42,054
Securities lending income — affiliated — net ............................................................... 356,580 2,362
Foreign taxes withheld .............................................................................. (4,586,987) (52,334)
Foreign withholding tax claims ......................................................................... 323,235 —
Total investment income ...............................................................................
37,954,384 2,945,242
EXPENSES
Investment advisory ................................................................................ 9,633,129 4,302,422
Transfer agent — class specific ........................................................................ 1,972,243 606,130
Custodian ....................................................................................... 1,308,027 54,303
Service and distribution — class specific .................................................................. 373,988 326,480
Accounting services ................................................................................ 193,239 82,004
Professional ..................................................................................... 111,305 69,634
Registration ..................................................................................... 49,495 104,095
Printing and postage ............................................................................... 18,411 19,695
Directors and Officer ............................................................................... 16,097 7,941
Offering ........................................................................................ — 3,670
Miscellaneous .................................................................................... 29,740 16,570
Total expenses excluding interest expense ...................................................................
13,705,674 5,592,944
Interest expense .................................................................................. 40,094 9,393
Total e xpenses .....................................................................................
13,745,768 5,602,337
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (1,352,782) (12,503)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (1,437,427) (177,861)
Total ex penses after fees waived and/or reimbursed ............................................................
10,955,559 5,411,973
Net investment income (loss) ............................................................................
26,998,825 (2,466,731)
REALIZED AND UNREALIZED GAIN (LOSS) $ 612,035,550 $ 226,851,908
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ $ 242,854,223 $ 73,425,113
Investments — affiliated ........................................................................... (2,582) 1,486
Forward foreign currency exchange contracts ............................................................. 1,118,665 —
Foreign currency transactions ....................................................................... (1,754,660) 46,759
Futures contracts ................................................................................ 18,414,983 3,782,808
Swaps   ...................................................................................... 35,751,953 —
296,382,582 77,256,166
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 347,798,053 149,026,991
Investments — affiliated ........................................................................... 408 —
Forward foreign currency exchange contracts ............................................................. (2,682,110) —
Foreign currency translations ........................................................................ (88,456) (5,913)
Futures contracts ................................................................................ (5,939,558) 574,664
Swaps   ...................................................................................... (23,435,369) —
315,652,968 149,595,742
Net realized and unrealized gain .........................................................................
612,035,550 226,851,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 639,034,375 $ 224,385,177
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ (2,331) $ —

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Emerging Markets Fund, Inc. BlackRock Unconstrained Equity Fund
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ 26,998,825 $ 81,510,002 $ (2,466,731) $ (5,013,007)
Net realized gain (loss) ............................................ 296,382,582 41,482,082 77,256,166 (64,370,080)
Net change in unrealized appreciation (depreciation) ........................ 315,652,968 (134,296,592) 149,595,742 22,246,852
Net increase (decrease) in net assets resulting from operations ...................
639,034,375 (11,304,508) 224,385,177 (47,136,235)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (6,388,298) (60,467,314) — —
Investor A .................................................... (804,302) (4,660,991) — —
Investor C .................................................... (6,540) (86,516) — —
Class K ...................................................... (1,038,227) (14,917,481) — —
Class R ...................................................... — — — —
Decrease in net assets resulting from distributions to shareholders .................
(8,237,367) (80,132,302) — —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(2,213,131,859) (1,098,020,214) (507,143,125) 213,056,432
NET ASSETS
Total increase (decrease) in net assets ................................... (1,582,334,851) (1,189,457,024) (282,757,948) 165,920,197
Beginning of period ................................................
3,630,857,280 4,820,314,304 1,287,556,717 1,121,636,520
End of period ....................................................
$ 2,048,522,429 $ 3,630,857,280 $ 1,004,798,769 $ 1,287,556,717
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets Fund, Inc.
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ...........
$ 23.62  $ 24.27  $ 23.10  $ 24.41  $ 34.51  $ 22.21
Net investment income
(a)
...................
0 .29  0 .45  0 .45  0 .43  0 .31  0 .15
Net realized and unrealized gain (loss) ..........
6 .12  ( 0 .65 ) 1 .12  ( 1 .24 ) ( 8 .70 ) 12.46
Net increase (decrease) from investment operations .. 6.41  (0.20) 1.57  (0.81) (8.39) 12.61
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .09 ) ( 0 .45 ) ( 0 .40 ) ( 0 .50 ) ( 0 .28 ) ( 0 .31 )
From net realized gain ..................... —  —  —  —  ( 1 .43 ) —
Total distributions .......................... (0.09) (0.45) (0.40) (0.50) (1.71) (0.31)
Net asset value, end of period ................ $ 29.94  $ 23.62  $ 24.27  $ 23.10  $ 24.41  $ 34.51
Total Return
(c)
Based on net asset value .................... 27.19%
(d)
(0.89)% 6.88% (3.26)% (25.52)% 57.05%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.09%
(f)
1.01% 1.00% 1.00% 0.96% 1.02%
Total expenses after fees waived and/or reimbursed ..
0.87%
(f)
0.86% 0.86% 0.86% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
0.86%
(f)
0.86% 0.86% 0.86% 0.86% 0.86%
Net investment income .....................
2.15%
(f)
1.82% 1.93% 1.88% 1.03% 0.49%
Supplemental Data
Net assets, end of period (000) ................ $ 1,557,499  $ 2,762,811  $ 3,606,098  $ 3,675,123  $ 3,261,325  $ 2,771,663
Portfolio turnover rate
(g)
...................... 58% 141% 91% 96% 132% 109%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets Fund, Inc.
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ...........
$ 22.67  $ 23.31  $ 22.20  $ 23.47  $ 33.26  $ 21.42
Net investment income
(a)
...................
0 .22  0 .37  0 .38  0 .38  0 .24  0 .11
Net realized and unrealized gain (loss) ..........
5 .89  ( 0 .62 ) 1 .08  ( 1 .22 ) ( 8 .40 ) 11.98
Net increase (decrease) from investment operations .. 6.11  (0.25) 1.46  (0.84) (8.16) 12.09
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .07 ) ( 0 .39 ) ( 0 .35 ) ( 0 .43 ) ( 0 .20 ) ( 0 .25 )
From net realized gain ..................... —  —  —  —  ( 1 .43 ) —
Total distributions .......................... (0.07) (0.39) (0.35) (0.43) (1.63) (0.25)
Net asset value, end of period ................ $ 28.71  $ 22.67  $ 23.31  $ 22.20  $ 23.47  $ 33.26
Total Return
(c)
Based on net asset value .................... 27.01%
(d)
(1.14)% 6.62% (3.49)% (25.74)% 56.67%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.47%
(f)
1.36% 1.35% 1.33% 1.25% 1.28%
Total expenses after fees waived and/or reimbursed ..
1.12%
(f)
1.11% 1.11% 1.11% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
1.11%
(f)
1.11% 1.11% 1.11% 1.11% 1.11%
Net investment income .....................
1.72%
(f)
1.55% 1.68% 1.74% 0.82% 0.38%
Supplemental Data
Net assets, end of period (000) ................ $ 276,787  $ 254,141  $ 295,249  $ 305,065  $ 351,246  $ 463,032
Portfolio turnover rate
(g)
...................... 58% 141% 91% 96% 132% 109%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets Fund, Inc.
Investor C
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ...........
$ 18.68  $ 19.27  $ 18.40  $ 19.52  $ 28.01  $ 18.03
Net investment income
(a)
...................
0 .10  0 .16  0 .18  0 .19  0 .02  0 .04
Net realized and unrealized gain (loss) ..........
4 .84  ( 0 .51 ) 0 .89  ( 1 .02 ) ( 7 .01 ) 9 .96
Net increase (decrease) from investment operations .. 4.94  (0.35) 1.07  (0.83) (6.99) 10.00
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .02 ) ( 0 .24 ) ( 0 .20 ) ( 0 .29 ) ( 0 .07 ) ( 0 .02 )
From net realized gain ..................... —  —  —  —  ( 1 .43 ) —
Total distributions .......................... (0.02) (0.24) (0.20) (0.29) (1.50) (0.02)
Net asset value, end of period ................ $ 23.60  $ 18.68  $ 19.27  $ 18.40  $ 19.52  $ 28.01
Total Return
(c)
Based on net asset value .................... 26.48%
(d)
(1.86)% 5.87% (4.22)% (26.29)% 55.48%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
2.20%
(f)
2.11% 2.08% 2.10% 2.02% 2.13%
Total expenses after fees waived and/or reimbursed ..
1.87%
(f)
1.86% 1.86% 1.86% 1.86% 1.86%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
1.86%
(f)
1.86% 1.86% 1.86% 1.86% 1.86%
Net investment income .....................
0.93%
(f)
0.82% 0.97% 1.03% 0.07% 0.16%
Supplemental Data
Net assets, end of period (000) ................ $ 6,406  $ 5,338  $ 7,799  $ 9,739  $ 13,144  $ 18,769
Portfolio turnover rate
(g)
...................... 58% 141% 91% 96% 132% 109%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets Fund, Inc.
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ...........
$ 23.63  $ 24.28  $ 23.10  $ 24.42  $ 34.53  $ 22.22
Net investment income
(a)
...................
0 .35  0 .47  0 .46  0 .42  0 .34  0 .19
Net realized and unrealized gain (loss) ..........
6 .07  ( 0 .66 ) 1 .14  ( 1 .23 ) ( 8 .73 ) 12.44
Net increase (decrease) from investment operations .. 6.42  (0.19) 1.60  (0.81) (8.39) 12.63
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .10 ) ( 0 .46 ) ( 0 .42 ) ( 0 .51 ) ( 0 .29 ) ( 0 .32 )
From net realized gain ..................... —  —  —  —  ( 1 .43 ) —
Total distributions .......................... (0.10) (0.46) (0.42) (0.51) (1.72) (0.32)
Net asset value, end of period ................ $ 29.95  $ 23.63  $ 24.28  $ 23.10  $ 24.42  $ 34.53
Total Return
(c)
Based on net asset value .................... 27.21%
(d)
(0.84)% 6.98% (3.24)% (25.50)% 57.13%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.94%
(f)
0.86% 0.84% 0.86% 0.85% 0.85%
Total expenses after fees waived and/or reimbursed ..
0.81%
(f)
0.81% 0.81% 0.81% 0.81% 0.81%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
0.81%
(f)
0.81% 0.81% 0.81% 0.81% 0.81%
Net investment income .....................
2.68%
(f)
1.89% 1.97% 1.85% 1.12% 0.63%
Supplemental Data
Net assets, end of period (000) ................ $ 207,830  $ 608,566  $ 911,168  $ 877,839  $ 704,465  $ 458,860
Portfolio turnover rate
(g)
...................... 58% 141% 91% 96% 132% 109%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ..........
$ 13.31  $ 13.63  $ 11.66  $ 12.12  $ 16.41  $ 12.18
Net investment income (loss)
(a)
..............
( 0 .03 ) ( 0 .05 ) 0 .01  ( 0 .01 ) ( 0 .03 ) 0 .02
Net realized and unrealized gain (loss) .........
2 .81  ( 0 .27 ) 1 .96  1 .32  ( 0 .95 ) 5 .77
Net increase (decrease) from investment operations . 2.78  (0.32) 1.97  1.31  (0.98) 5.79
Distributions
(b)
– – – – – –
From net investment income ............... —  —  —  —  ( 0 .08 ) ( 0 .04 )
From net realized gain .................... —  —  —  ( 1 .77 ) ( 3 .23 ) ( 1 .52 )
Total distributions ......................... —  —  —  (1.77) (3.31) (1.56)
Net asset value, end of period ............... $ 16.09  $ 13.31  $ 13.63  $ 11.66  $ 12.12  $ 16.41
Total Return
(c)
Based on net asset value ................... 20.89%
(d)
(2.35)% 16.90% 14.49% (8.74)% 50.41%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.00%
(g)
0.97% 0.95% 1.12% 1.02%
(h)
1.05%
(i)
Total expenses after fees waived and/or reimbursed .
0.95%
(g)
0.94% 0.94% 0.95% 0.95%
(h)
1.00%
(i)
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.95%
(g)
0.94% 0.93% 0.95% 0.95%
(h)
1.00%
(i)
Net investment income (loss) ................
(0.41)%
(g)
(0.35)% 0.07% (0.07)% (0.20)% 0.15%
Supplemental Data
Net assets, end of period (000) ............... $ 655,992  $ 853,906  $ 884,278  $ 66,293  $ 49,303  $ 52,716
Portfolio turnover rate ...................... 41% 62% 31% 27% 100% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 0.99%, 0.92% and 0.92%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.01%, 0.96% and 0.96%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Unconstrained Equity Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ..........
$ 13.20  $ 13.55  $ 11.62  $ 12.11  $ 16.41  $ 12.17
Net investment loss
(a)
....................
( 0 .05 ) ( 0 .08 ) ( 0 .04 ) ( 0 .04 ) ( 0 .06 ) ( 0 .01 )
Net realized and unrealized gain (loss) .........
2 .79  ( 0 .27 ) 1 .97  1 .32  ( 0 .97 ) 5 .77
Net increase (decrease) from investment operations . 2.74  (0.35) 1.93  1.28  (1.03) 5.76
Distributions
(b)
– – – – – –
From net investment income ............... —  —  —  —  ( 0 .07 ) ( 0 .03 )
From net realized gain .................... —  —  —  ( 1 .77 ) ( 3 .20 ) ( 1 .49 )
Total distributions ......................... —  —  —  (1.77) (3.27) (1.52)
Net asset value, end of period ............... $ 15.94  $ 13.20  $ 13.55  $ 11.62  $ 12.11  $ 16.41
Total Return
(c)
Based on net asset value ................... 20.76%
(d)
(2.58)% 16.61% 14.21% (9.04)% 50.17%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.20%
(g)
1.17% 1.21% 1.34% 1.26%
(h)
1.30%
(i)
Total expenses after fees waived and/or reimbursed .
1.19%
(g)
1.17% 1.20% 1.20% 1.21%
(h)
1.25%
(i)
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.19%
(g)
1.17% 1.19% 1.20% 1.21%
(h)
1.25%
(i)
Net investment loss .......................
(0.68)%
(g)
(0.57)% (0.32)% (0.36)% (0.44)% (0.10)%
Supplemental Data
Net assets, end of period (000) ............... $ 253,936  $ 221,599  $ 233,297  $ 191,316  $ 209,352  $ 252,119
Portfolio turnover rate ...................... 41% 62% 31% 27% 100% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.23%, 1.18% and 1.18%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.26%, 1.21% and 1.21%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Investor C
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ..........
$ 13.07  $ 13.52  $ 11.68  $ 12.25  $ 16.54  $ 12.22
Net investment loss
(a)
....................
( 0 .11 ) ( 0 .19 ) ( 0 .13 ) ( 0 .12 ) ( 0 .19 ) ( 0 .18 )
Net realized and unrealized gain (loss) .........
2 .76  ( 0 .26 ) 1 .97  1 .32  ( 0 .97 ) 5 .83
Net increase (decrease) from investment operations . 2.65  (0.45) 1.84  1.20  (1.16) 5.65
Distributions
(b)
– – – – – –
From net investment income ............... —  —  —  —  ( 0 .02 ) —
From net realized gain .................... —  —  —  ( 1 .77 ) ( 3 .11 ) ( 1 .33 )
Total distributions ......................... —  —  —  (1.77) (3.13) (1.33)
Net asset value, end of period ............... $ 15.72  $ 13.07  $ 13.52  $ 11.68  $ 12.25  $ 16.54
Total Return
(c)
Based on net asset value ................... 20.28%
(d)
(3.33)% 15.75% 13.27% (9.75)% 48.76%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
2.07%
(g)
2.04% 2.04% 2.25% 2.14%
(h)
2.18%
(i)
Total expenses after fees waived and/or reimbursed .
1.95%
(g)
1.95% 1.96% 1.95% 2.07%
(h)
2.13%
(i)
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.95%
(g)
1.95% 1.95% 1.95% 2.07%
(h)
2.13%
(i)
Net investment loss .......................
(1.44)%
(g)
(1.37)% (1.06)% (1.12)% (1.30)% (1.28)%
Supplemental Data
Net assets, end of period (000) ............... $ 3,190  $ 2,767  $ 3,450  $ 1,407  $ 1,432  $ 2,022
Portfolio turnover rate ...................... 41% 62% 31% 27% 100% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 2.11%, 2.04% and 2.04%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 2.15%, 2.10% and 2.10%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Unconstrained Equity Fund
Class K
Six Months
Ended
10/31/25
(unaudited)
Period from
05/14/24
(a)
to 04/30/25
Net asset value, beginning of period ......................................................................
$ 13.32  $ 14.11
Net investment loss
(b)
................................................................................
( 0 .02 ) ( 0 .03 )
Net realized and unrealized gain (loss) .....................................................................
2 .81  ( 0 .76 )
Net increase (decrease) from investment operations ............................................................. 2.79  (0.79)
Net asset value, end of period ........................................................................... $ 16.11  $ 13.32
Total Return
(c)
Based on net asset value ............................................................................... 20.95%
(d)
(5.60)%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ......................................................................................
0.86%
(f)
0.85%
(f)
Total expenses after fees waived and/or reimbursed .............................................................
0.86%
(f)
0.85%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ..
0.86%
(f)
0.85%
(f)
Net investment loss ...................................................................................
(0.25)%
(f)
(0.21)%
(f)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 90,986  $ 208,687
Portfolio turnover rate .................................................................................. 41% 62%
(g)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Class R
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ..........
$ 13.34  $ 13.73  $ 11.80  $ 12.30  $ 16.59  $ 12.28
Net investment loss
(a)
....................
( 0 .07 ) ( 0 .12 ) ( 0 .07 ) ( 0 .06 ) ( 0 .13 ) ( 0 .08 )
Net realized and unrealized gain (loss) .........
2 .82  ( 0 .27 ) 2 .00  1 .33  ( 0 .99 ) 5 .85
Net increase (decrease) from investment operations . 2.75  (0.39) 1.93  1.27  (1.12) 5.77
Distributions
(b)
– – – – – –
From net investment income ............... —  —  —  —  ( 0 .03 ) —
From net realized gain .................... —  —  —  ( 1 .77 ) ( 3 .14 ) ( 1 .46 )
Total distributions ......................... —  —  —  (1.77) (3.17) (1.46)
Net asset value, end of period ............... $ 16.09  $ 13.34  $ 13.73  $ 11.80  $ 12.30  $ 16.59
Total Return
(c)
Based on net asset value ................... 20.61%
(d)
(2.84)% 16.36% 13.86% (9.42)% 49.61%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.60%
(g)
1.50% 1.62% 1.68% 1.83%
(h)
1.65%
(i)
Total expenses after fees waived and/or reimbursed .
1.45%
(g)
1.45% 1.46% 1.45% 1.66%
(h)
1.59%
(i)
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.45%
(g)
1.45% 1.45% 1.45% 1.66%
(h)
1.59%
(i)
Net investment loss .......................
(0.94)%
(g)
(0.87)% (0.56)% (0.60)% (0.85)% (0.55)%
Supplemental Data
Net assets, end of period (000) ............... $ 694  $ 598  $ 611  $ 267  $ 230  $ 377
Portfolio turnover rate ...................... 41% 62% 31% 27% 100% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.79%, 1.62% and 1.62%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.62%, 1.56% and 1.56%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Emerging Markets Fund, Inc., (the “Corporation”) and BlackRock Unconstrained Equity Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation and BlackRock Unconstrained Equity
Fund is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Emerging Markets and the Board of Trustees of Unconstrained Equity are collectively referred to throughout this report as the “Board of Directors”
or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets Fund, Inc. ......................................... Emerging Markets Diversified
BlackRock Unconstrained Equity Fund .......................................... Unconstrained Equity Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Emerging Markets
Barclays Capital, Inc. ..........................
$ 1,120,120
$ (1,120,120)
$ —
$ —
Citigroup Global Markets, Inc. ....................
2,055,617
(2,055,617)
—
—
Goldman Sachs & Co. LLC ......................
9,977,620
(9,977,620)
—
—
J.P. Morgan Securities LLC ......................
48,716
(48,716)
—
—
$ 13,202,073
$ (13,202,073)
$ —
$ —
Unconstrained Equity
Goldman Sachs & Co. LLC ......................
$ 3,558,445
$ (3,558,445)
$ —
$ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and with respect to Emerging Markets and Unconstrained Equity, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BAMNA and BIL for services they provide for that portion of each Fund for which BAMNA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six-months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended  October 31, 2025 , the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Investment Advisory Fees
Average Daily Net Assets Emerging Markets
Unconstrained
Equity
First $1 billion ........................................................................................... 0.81% 0.80%
$1 billion - $3 billion ....................................................................................... 0.76 0.75
$3 billion - $5 billion ....................................................................................... 0.73 0.72
$5 billion - $10 billion ...................................................................................... 0.70 0.70
Greater than $10 billion ..................................................................................... 0.69 0.68
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Class R .................................................................................................. 0 .25 0 .25
Fund Name Investor A Investor C Class R Total
Emerging Markets ..................................................................... $ 344,881 $ 29,107 $ — $ 373,988
Unconstrained Equity ................................................................... 309,342 15,362 1,776 326,480
Fund Name Institutional Investor A Investor C Class K Class R Total
Emerging Markets ..................................................... $ 2,394 $ 3,648 $ 417 $ 652 $ — $ 7,111
Unconstrained Equity ................................................... 2,763 1,677 123 147 13 4,723
Fund Name Institutional Investor A Investor C Class K Class R Total
Emerging Markets ..................................................... $ 1,523,694 $ 402,336 $ 7,954 $ 38,259 $ — $ 1,972,243
Unconstrained Equity ................................................... 500,856 100,658 3,144 653 819 606,130

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Other Fees: For the  six months ended  October 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons”
of the Fund, as defined in the 1940 Act (“ Independent Trustees” ), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  six months ended October 31, 2025 , the amounts waived were as follows:
With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2025, amounts included in the
Statements of Operations were as follows:
Fund Name Other Fees
Emerging Markets ........................................................................................................ $ 1,245
Unconstrained Equity ...................................................................................................... 3,826
Fund Name Investor A Investor C
Emerging Markets ............................................................................................. $ 192 $ 315
Unconstrained Equity ........................................................................................... 1,726 210
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Emerging Markets ........................................................................................................ $ 51,779
Unconstrained Equity ...................................................................................................... 7,697
Fund Name Institutional Investor A Investor C Class K Class R
Emerging Markets .......................................................... 0 .86% 1 .11% 1 .86% 0 .81 % N/A
Unconstrained Equity ........................................................ 0 .95 1 .20 1 .95 0 .90 1 .45%
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets .......................................................................................................... $ 1,301,003
Unconstrained Equity ........................................................................................................ 4,806

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statements of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Unconstrained Equity retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Unconstrained Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets
Institutional ....................................................................................................... $ 1,062,470
Investor A ........................................................................................................ 330,265
Investor C ........................................................................................................ 6,430
Class K ......................................................................................................... 38,262
$ 1,437,427
Unconstrained Equity
Institutional ....................................................................................................... 173,763
Investor A ........................................................................................................ 1,840
Investor C ........................................................................................................ 1,757
Class K ......................................................................................................... 4
Class R ......................................................................................................... 497
$ 177,861
Fund Name Amounts
Emerging Markets ........................................................................................................ $ 76,294
Unconstrained Equity ...................................................................................................... 464

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  trustees . For the six months ended October 31, 2025 , the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate
(“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended October 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Fund Name Purchases Sales
Net Realized
Loss
Emerging Markets ..................................................................... $ — $ 674,841 $ (107,959)
Other Securities
Fund Name Purchases Sales
Emerging Markets ..................................................................................... $ 1,343,156,865 $ 3,373,171,430
Unconstrained Equity ................................................................................... 428,795,936 928,642,890
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-
Year Ordinary
Losses
Emerging Markets ........................................................................................... $ (1,014,485,855) $ –
Unconstrained Equity ......................................................................................... (68,934,892) (1,339,681)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ................................................. $ 1,760,942,222 $ 480,602,705 $ (187,987,880) $ 292,614,825
Unconstrained Equity .............................................. 747,816,604 264,721,491 (8,923,431) 255,798,060

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets
Institutional
Shares sold ..........................................
14,115,108 $ 371,484,644 37,736,113 $ 925,461,829
Shares issued in reinvestment of distributions .....................
233,022 6,128,483 1,709,522 41,889,852
Shares redeemed ......................................
(79,271,287) (2,044,911,593) (71,063,127) (1,741,171,214)
(64,923,157) $ (1,667,298,466) (31,617,492) $ (773,819,533)
Investor A
Shares sold and automatic conversion of shares ....................
709,954 $ 17,885,491 2,599,631 $ 61,036,149
Shares issued in reinvestment of distributions .....................
29,414 742,407 182,194 4,283,123
Shares redeemed ......................................
(2,308,299) (60,120,955) (4,237,739) (99,368,425)
(1,568,931) $ (41,493,057) (1,455,914) $ (34,049,153)
Investor C
Shares sold ..........................................
18,808 $ 416,430 33,215 $ 646,948
Shares issued in reinvestment of distributions .....................
312 6,485 4,427 85,789
Shares redeemed and automatic conversion of shares ...............
(33,560) (699,646) (156,581) (3,008,769)
(14,440) $ (276,731) (118,939) $ (2,276,032)
Class K
Shares sold ..........................................
1,100,575 $ 29,389,938 10,844,448 $ 266,038,069
Shares issued in reinvestment of distributions .....................
39,257 1,032,849 601,500 14,746,419
Shares redeemed ......................................
(19,951,146) (534,486,392) (23,218,954) (568,659,984)
(18,811,314) $ (504,063,605) (11,773,006) $ (287,875,496)
(85,317,842) $ (2,213,131,859) (44,965,351) $ (1,098,020,214)
Unconstrained Equity
Institutional
Shares sold ..........................................
7,325,953 $ 107,923,499 46,872,345 $ 663,166,859
Shares redeemed ......................................
(30,735,648) (454,673,964) (47,568,641) (666,177,129)
(23,409,695) $ (346,750,465) (696,296) $ (3,010,270)
Investor A
Shares sold and automatic conversion of shares ....................
321,491 $ 4,833,048 2,340,613 $ 32,935,315
Shares redeemed ......................................
(1,183,336) (17,775,211) (2,765,417) (38,724,082)
(861,845) $ (12,942,163) (424,804) $ (5,788,767)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 3,544 Class K Shares of Unconstrained Equity.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
12,792 $ 191,023 89,016 $ 1,250,630
Shares redeemed and automatic conversion of shares ...............
(21,662) (318,632) (132,358) (1,825,297)
(8,870) $ (127,609) (43,342) $ (574,667)
Class K
Shares sold ..........................................
704,592 $ 10,384,558 17,324,397 $ 244,821,828
Shares redeemed ......................................
(10,729,260) (157,680,429) (1,652,388) (22,397,217)
(10,024,668) $ (147,295,871) 15,672,009 $ 222,424,611
Class R
Shares sold ..........................................
8,273 $ 126,694 14,271 $ 199,798
Shares redeemed ......................................
(9,939) (153,711) (13,931) (194,273)
(1,666) $ (27,017) 340 $ 5,525
(34,306,744) $ (507,143,125) 14,507,907 $ 213,056,432

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additonal Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund is paid by BlackRock Emerging
Markets Fund, Inc. and BlackRock Unconstrained Equity Fund on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL,
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
JPMorgan Chase Bank, N.A.
(b)
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
JPMorgan Chase Bank, N.A.
(b)
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For Emerging Markets.
(b)
Conversion occurred after Close of Business on 6/13/25.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Directors of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Emerging Markets Fund Advisory Agreement”) between Emerging Markets Fund and BlackRock Advisors, LLC (the
“Manager”), Emerging Markets Fund's investment advisor. The Board of Directors of Emerging Markets Fund also considered the approval to continue the sub-advisory agreement (the “Emerging Markets Fund BAMNA Sub-Advisory Agreement”) between the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”) and
the sub-advisory agreement (the “Emerging Markets Fund BIL Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (“BIL” and, together with BAMNA, the “Sub-Advisors” and, each individually, a “Sub-Advisor”), each with respect to Emerging Markets Fund.
The Board of Trustees of BlackRock Unconstrained Equity Fund (“Unconstrained Equity Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Unconstrained Equity Fund Advisory Agreement”) between Unconstrained Equity Fund and the Manager,
Unconstrained Equity Fund's investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Unconstrained Equity Fund Sub-
Advisory Agreement”) between the Manager and BIL with respect to Unconstrained Equity Fund.
Emerging Markets Fund and Unconstrained Equity Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager, BAMNA and
BIL are referred to herein as “BlackRock.” The Emerging Markets Fund Advisory Agreement, the Emerging Markets Fund BAMNA Sub-Advisory Agreement, the Emerging
Markets Fund BIL Sub-Advisory Agreement, the Unconstrained Equity Fund Advisory Agreement and the Unconstrained Equity Fund Sub-Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Directors of Emerging Markets Fund and the Board of Trustees
of Unconstrained Equity Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and
(b) the meetings held on April 22, 2025 are referred to as the “April Meeting” and the meetings held on May 20-21, 2025 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent
Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the pertinent Fund as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to each
Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h)
BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May
Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted
the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, each Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Emerging Markets Fund noted that for the one-, three- and five-year periods reported, Emerging Markets Fund ranked in the fourth, fourth and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by an expectation for global rates to decrease and increased exposure to traditional carry countries with high real rates, expecting them to benefit from easing global financial conditions. However, the resilience of the U.S. economy delayed Federal
Reserve rate cuts, causing these overweight positions to drag on performance. Brazil was also particularly problematic, with many stock picks underperforming the market.
The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board of Unconstrained Equity Fund noted that for the one-, three- and five-year periods reported, Unconstrained Equity Fund ranked in the fourth, first and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. Each
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of Emerging Markets Fund noted that Emerging Market Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board of Unconstrained Equity Fund noted that Unconstrained Equity Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Boards considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The
Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of Emerging Markets Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Emerging Markets Fund Advisory
Agreement between the Manager and Emerging Markets Fund, (ii) the Emerging Markets Fund BAMNA Sub-Advisory Agreement between the Manager and BAMNA with respect to Emerging Markets Fund and (iii) the Emerging Markets Fund BIL Sub-Advisory Agreement between the Manager and BIL with respect to Emerging Markets Fund, each for a one-year term ending June 30, 2026.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of Unconstrained Equity Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Unconstrained Equity Fund Advisory
Agreement between the Manager and Unconstrained Equity Fund and (ii) the Unconstrained Equity Fund Sub-Advisory Agreement between the Manager and BIL with respect to Unconstrained Equity Fund, both for a one-year term ending June 30, 2026.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the
Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
SAB Special Assessment Bonds

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Emerging Markets Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Emerging Markets Fund, Inc.

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Emerging Markets Fund, Inc.

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: December 22, 2025